Segment Information (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment Information [Line Items]
Consolidated revenues	32.00%	10.00%	10.00%
Revenues percentage	43.50%	45.80%	57.90%
Revenue of total sales, percentage	10.00%
Sugarcane Segment [Member]
Segment Information [Line Items]
Consolidated revenues	10.00%
Revenues percentage	56.80%	63.10%	97.80%
Grain/Cotton Segments [Member]
Segment Information [Line Items]
Revenues percentage	41.10%	42.00%
Grains Segment [Member]
Segment Information [Line Items]
Revenues percentage			41.00%